EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Income Per Share
Basic and diluted income per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands, except for number of shares and per share)
Numerator:
Net income (loss) from continuing operations	94,942	(78,304)	(261,867)	(37,717)
Net income from discontinued operations	29,767	—	—	—
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share—basic and diluted	124,709	(78,304)	(261,867)	(37,717)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	134,836,300	134,546,772	130,631,867	130,631,867
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	135,180,642	134,546,772	130,631,867	130,631,867
Earnings (loss) per share – basic
From continuing operations	0.70	(0.58)	(2.00)	(0.29)
From discontinued operations	0.22	—	—	—
	0.92	(0.58)	(2.00)	(0.29)
Earnings (loss) per share – diluted
From continuing operations	0.70	(0.58)	(2.00)	(0.29)
From discontinued operations	0.22	—	—	—
	0.92	(0.58)	(2.00)	(0.29)